Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 356,141	$ 78,196	$ 421,549
Prepaid expenses and other current assets	111,513	172,508	740,241
Total current assets	467,654	250,704	1,161,790
Cash and marketable securities held in Trust Account	31,670,407	41,561,656	232,304,005
Interest receivable on cash and marketable securities held in Trust Account	158,291	133,211	1,973
Other long-term assets			165,230
TOTAL ASSETS	32,296,352	41,945,571	233,632,998
Current liabilities
Accounts payable	357,707	195,064	28,100
Accrued legal fees	2,902,750	2,157,037	225,146
Accrued liabilities	164,464	103,344	305,755
Payable to related parties	971,571	781,561	72,857
Notes payable to related party	1,003,868	603,880
Note payable to related party at fair value	811,442	257,492
Other current liabilities	192,916	88,021	1,783
Total current liabilities	6,404,718	4,186,399	633,641
Warrant liability	23,850	31,800	413,400
Deferred underwriting fee payable	2,760,000	9,200,000	9,200,000
Total liabilities	9,188,568	13,418,199	10,247,041
Commitments and contingencies (Note 6)
Common stock subject to possible redemption	31,828,698	41,606,846	232,304,195
Stockholders' deficit
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock	655	655	655
Additional paid-in capital	5,831,448	0
Accumulated deficit	(14,553,017)	(13,080,129)	(8,918,893)
Total stockholders' deficit	(8,720,914)	(13,079,474)	(8,918,238)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	$ 32,296,352	$ 41,945,571	$ 233,632,998